Consolidated statement of changes in equity (parenthetical)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Consolidated statement of changes in equity
Equity interest in subsidiary (as a percent)	98.56%	98.53%	98.22%	98.20%